Related Party Transactions (Details Textual) (USD $)	12 Months Ended					9 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Feb. 17, 2012	Jan. 17, 2012	Sep. 09, 2009 Petrojarl Varg [Member]	Dec. 31, 2010 Petrojarl Varg [Member]	Dec. 31, 2009 Petrojarl Varg [Member]	Sep. 10, 2009 Petrojarl Varg [Member] Tranche	Sep. 10, 2009 Petrojarl Varg [Member] Senior Traunche [Member]	Sep. 10, 2009 Petrojarl Varg [Member] Junior Traunche [Member]
Related Party Transaction [Line Items]
Entity acquired ,Purchase price									$ 320,000,000
Purchase financed through vendor financing									220,000,000
Portion of Purchase price paid in cash									100,000,000
Number of Debt Facility Tranche									2
Short-term Debt										160,000,000	60,000,000
Debt Instrument, Basis Spread on Variable Rate				3.00%	5.75%					3.25%
Debt Instrument, Interest Rate, Stated Percentage											10.00%
Interest expense	(316,000)	(4,199,000)	(11,021,000)				1,400,000	2,900,000
Allocation of interest expense								6,500,000
Foreign exchange forward contracts gain recognized in general and administrative expenses.								400,000
General and administrative	73,529,000	63,214,000	61,761,000					3,900,000
Realized and Unrealized Gains (Losses) on Non Designated Derivative Instrument								6,200,000
Gain (loss) on foreign currency forward contracts allocated to the Partnership								2,600,000
Gain (loss) on foreign currency forward contracts allocated to the Partnership and recognized in Vessel Operating Expenses								(500,000)
Foreign exchange forward contracts gain recognized in realized and unrealized gains (losses) on non-designated derivative instruments								700,000
Balance Sheet (AOCI) Effective Portion	319,000	(3,154,000)	28,327,000					2,000,000
Equity contribution or Distribution						110,400,000
Equity contribution or distribution from net assets or liabilities retained by Parent									$ 175,000,000